STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company authorized 10,000,000 shares of par value $0.0001 preferred stock, of which none are issued and outstanding at September 30, 2022, and December 31, 2021, respectively.

Common Stock

The Company has authorized 1,000,000,000 shares of par value $0.0001 common stock, of which 37,295,813 shares are outstanding as of September 30, 2022, and December 31, 2021, respectively.

Warrants

On October 22, 2021, the Company and Osher amended convertible debt agreements for the maturity date from October 20, 2021 to October 20, 2022. In exchange for the extension of the Note, the Company issued Osher 450,000 warrants to purchase an aggregate of 450,000 shares of the Company’s common stock, valued at $197,501 (based on the Black Scholes valuation model on the date of grant) (see Note 6). The warrants are exercisable for a period of five years at $1.00 per share in whole or in part, as either a cash exercise or as a cashless exercise, and fully vest at grant date. The Company is accreting the value of the warrants ratably through October 20, 2022. The Company recorded $49,781 and $147,720, and $0 and $0 for the three and nine months ended September 30, 2022 and 2021, respectively, and is classified in other expenses in the consolidated Statements of Operations. See Notes 6 for further warrant discussions.

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company has authorized 1,000,000,000 shares of par value $0.0001 common stock, of which 37,295,803 shares are outstanding at December 31, 2021.

Common Stock

On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares.

On October 25, 2021, Osher elected to convert the aggregate principal amount of the Note, $110,000, into 157,143 common shares.

On October 20, 2021, the entered into a securities purchase agreement with an accredited investor that resulted in the issuance of 320,000 shares of common stock and warrants to purchase an aggregate of 320,000 shares of the Company’s common stock for total proceeds totaling $400,000. The offering allowed for qualified investors to purchase one share of the Company’s common stock at $1.25. For each share purchased, the investor received a five-year warrant to purchase one share of common stock at $1.25 per share. No commissions were paid in the offering. This issuance was pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, in a transaction exempt from registration.

On October 14, 2021, the Company issued a total of 47,000 shares of its common stock valued at $37,600 (based on the stock price of the Company’s common stock on the date of issuance) to a third party, for communications to the financial industry.

On July 14, 2021, the Company issued a total of 47,000 shares of its common stock valued at $47,000 (based on the stock price of the Company’s common stock on the date of issuance) to a third party, for communications to the financial industry.

On May 10, 2021, Brio Capital elected to convert the aggregate principal amount of a $110,000 convertible note issued on February 10, 2021 into 157,143 shares of the Company’s common stock.

In April 2021, the Company initiated an offering of up to $1.5 million of the Company’s restricted common shares. The offering allowed for qualified investors to purchase one share of the Company’s common stock $1.25. For each share purchased, the investor received a five-year warrant to purchase one share of common stock at $1.75 per share. On May 10, 2021, the Company closed the offering to investors and subsequently disclosed that it had entered into securities purchase agreements with accredited investors that resulted in the issuance of 1,172,000 shares of common stock and warrants to purchase an aggregate of 1,172,000 shares of the Company’s common stock for total proceeds totaling $1,465,000. No commissions were paid in the offering. This issuance was pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, in a transaction exempt from registration.

On April 14, 2021, the Company issued a total of 47,000 shares of its restricted common stock valued at $82,250 (based on the stock price of the Company’s common stock on the date of issuance) to a third party, for communications to the financial industry. This issuance was pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, in a transaction exempt from registration.

On February 19, 2021, a previous noteholder exercised the warrants pursuant to the cashless exercise provision of the warrant agreement into 57,147 common shares. The common shares have not been issued as of March 14, 2022.

On January 14, 2021, the Company issued a total of 47,000 shares of its restricted common stock valued at $82,250 (based on the stock price of the Company’s common stock on the date of issuance) to a third party, for communications to the financial industry. This issuance was pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, in a transaction exempt from registration.

During the year ended December 31, 2020, the Company issued 1,015,344 common shares to third parties in conjunction with the exchange of convertible promissory debentures.

On October 19, 2020, the Company issued 33,686,169 common shares in conjunction with acquisition.

Warrants

On October 22, 2021, the Company and Osher amended convertible debt agreements for the maturity date from October 20, 2021 to October 20, 2022. In exchange for the extension of the Note, the Company issued Osher 450,000 warrants to purchase an aggregate of 450,000 shares of the Company’s common stock, valued at $197,501 (based on the Black Scholes valuation model on the date of grant) (see Note 6). The warrants are exercisable for a period of five years at $1.00 per share in whole or in part, as either a cash exercise or as a cashless exercise, and fully vest at grant date. The Company is amortizing the value of the warrants ratably through October 20, 2022. The Company recorded $40,041 and $0 for the years ended December 31, 2021 and 2020, respectively, and is classified in other expenses in the consolidated Statements of Operations.